                                     [LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO - 717 - X (12/97)

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                                    [PHOTO]

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                           /s/ Joseph J. Gasper
                           Joseph J. Gasper, President

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         322,728 shares (cost $3,063,751) .....................................................        $  3,059,462
      American Century: Income & Growth Fund (ACIncGro)
         78,031 shares (cost $1,985,279) ......................................................           1,896,148
      American Century: Twentieth Century Growth Fund (ACTCGro)
         437,633 shares (cost $9,177,412) .....................................................          10,507,571
      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         60,876 shares (cost $534,608) ........................................................             498,575
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         406,190 shares (cost $11,493,162) ....................................................          11,089,000
      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         202,610 shares (cost $1,276,667) .....................................................           1,337,226
      Dreyfus A Bonds Plus, Inc. (DryABds)
         125,915 shares (cost $1,809,206) .....................................................           1,848,437
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         265,889 shares (cost $6,920,293) .....................................................           7,631,005
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         68,646 shares (cost $687,467) ........................................................             721,470
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         46,367 shares (cost $928,011) ........................................................           1,109,571
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         36,894 shares (cost $360,585) ........................................................             371,518
      Fidelity Advisor Balanced Fund - Class T (FABal)
         9,643 shares (cost $172,352) .........................................................             175,498
      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         46,988 shares (cost $1,069,908) ......................................................           1,210,399
      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         113,035 shares (cost $4,374,500) .....................................................           4,798,327
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         198,168 shares (cost $2,480,669) .....................................................           2,492,962
      Fidelity Asset Manager(TM) (FidAsMgr)
         199,890 shares (cost $3,256,694) .....................................................           3,667,988
      Fidelity Capital & Income Fund (FidCapInc)
         128,863 shares (cost $1,176,433) .....................................................           1,289,914
      Fidelity Equity-Income Fund (FidEqInc)
         332,832 shares (cost $12,537,481) ....................................................          17,443,710
      Fidelity Magellan(R) Fund (FidMgln)
         153,045 shares (cost $12,884,011) ....................................................          14,580,637
      Fidelity Puritan(R) Fund (FidPurtn)
         611,901 shares (cost $10,708,661) ....................................................          11,858,632

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         20,130 shares (cost $225,352) ........................................................             273,365
      Janus Fund (JanFund)
         138,458 shares (cost $3,583,124) .....................................................           3,447,601
      Janus Twenty Fund (Jan20Fd)
         190,683 shares (cost $5,958,137) .....................................................           5,909,259
      Janus Worldwide Fund (JanWrldwde)
         105,205 shares (cost $4,027,859) .....................................................           3,974,631
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         69,856 shares (cost $788,900) ........................................................             757,242
      Nationwide(R) Bond Fund (NWBdFd)
         179,767 shares (cost $1,663,450) .....................................................           1,713,181
      Nationwide(R) Fund (NWFund)
         170,126 shares (cost $3,419,578) .....................................................           4,506,644
      Nationwide(R) Growth Fund (NWGroFd)
         300,984 shares (cost $3,688,337) .....................................................           4,406,402
      Nationwide(R) Money Market Fund (NWMyMkt)
         7,768,484 shares (cost $7,768,484) ...................................................           7,768,484
      Nationwide(R) U.S. Government Income Fund (NWUSGvt)
         7,277 shares (cost $73,266) ..........................................................              75,166
      Neuberger & Berman Guardian Fund (NBGuard)
         294,771 shares (cost $7,497,897) .....................................................           7,634,559
      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         78,435 shares (cost $782,440) ........................................................             785,132
      Neuberger & Berman Partners Fund (NBPartFd)
         282,386 shares (cost $7,386,546) .....................................................           7,426,740
      Oppenheimer Global Fund - Class A (OppGlob)
         138,920 shares (cost $5,554,092) .....................................................           5,695,730
      Phoenix Balanced Fund Series - Class A (PhxBalFd)
         42,603 shares (cost $703,006) ........................................................             663,762
      Strong Total Return Fund, Inc. (StTotRet)
         60,960 shares (cost $1,746,436) ......................................................           1,613,008
      Templeton Foreign Fund - Class I (TemForFd)
         485,053 shares (cost $4,979,238) .....................................................           4,826,279
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         118,616 shares (cost $4,016,254) .....................................................           4,480,138
                                                                                                        -----------
            Total investments .................................................................         163,545,373
   Accounts receivable ........................................................................              13,985
                                                                                                        -----------
            Total assets ......................................................................         163,559,358
ACCOUNTS PAYABLE ..............................................................................               4,632
                                                                                                        -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................................        $163,554,726
                                                                                                       ============


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       TOTAL                         ACBenSTGvt
                                                          ------------------------------  ------------------------------
                                                                1997            1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................        $    2,943,209       2,538,255         177,782         227,106
Mortality, expense and administration
  charges (note 2) ...............................            (1,849,500)     (1,250,216)        (42,118)        (55,192)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ........................             1,093,709       1,288,039         135,664         171,914
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............            47,219,466      32,882,395         925,121       1,811,725
Cost of mutual fund shares sold ..................           (41,630,262)    (30,480,861)       (914,401)     (1,849,476)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............             5,589,204       2,401,534          10,720         (37,751)
Change in unrealized gain (loss) on investments ..             6,076,074       2,414,112          (2,838)        (23,552)
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................            11,665,278       4,815,646           7,882         (61,303)
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains .........................            13,114,383       5,820,660              -               -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            25,873,370      11,924,345         143,546         110,611
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            36,040,726      36,936,853         178,490         219,736
Transfers between funds ..........................                    -               -          (53,232)         76,052
Redemptions ......................................           (12,768,924)    (11,033,070)       (517,635)     (1,489,133)
Annuity benefits .................................               (17,520)        (22,282)           (938)           (934)
Annual contract maintenance charge (note 2) ......              (108,625)        (82,641)         (1,865)         (2,716)
Contingent deferred sales charges (note 2) .......              (262,567)       (162,303)        (15,741)        (24,112)
Adjustments to maintain reserves .................                 9,849           1,139             301          (1,096)
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ......................            22,892,939      25,637,696        (410,620)     (1,222,203)
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            48,766,309      37,562,041        (267,074)     (1,111,592)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           114,788,417      77,226,376       3,326,872       4,438,464
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        $  163,554,726     114,788,417       3,059,798       3,326,872
                                                          ==============  ==============  ==============  ==============


                                                                     ACIncGro                        ACTCGro
                                                          ------------------------------  -------------------------------
                                                               1997             1996            1997             1996
                                                          -------------   --------------  --------------  ----------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................               15,209              524              -           80,898
Mortality, expense and administration
  charges (note 2) ...............................              (12,374)            (238)       (134,498)       (131,009)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ........................                2,835              286        (134,498)        (50,111)
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............            1,753,420            4,547       2,899,543       3,327,649
Cost of mutual fund shares sold ..................           (1,566,771)          (4,407)     (2,626,829)     (3,631,285)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............              186,649              140         272,714        (303,636)
Change in unrealized gain (loss) on investments ..              (79,760)          (9,371)        768,718       1,519,093
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................              106,889           (9,231)      1,041,432       1,215,457
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains .........................              150,836           11,052       1,546,715         108,746
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........              260,560            2,107       2,453,649       1,274,092
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................              589,787           30,775         482,037         546,891
Transfers between funds ..........................              869,824          159,628        (543,754)       (531,981)
Redemptions ......................................              (14,946)              -       (1,535,818)     (2,126,066)
Annuity benefits .................................                   -                -           (4,775)        (10,768)
Annual contract maintenance charge (note 2) ......                 (224)              (3)        (16,461)        (18,458)
Contingent deferred sales charges (note 2) .......                  (78)              -          (16,969)        (10,179)
Adjustments to maintain reserves .................                   (3)          (1,176)          9,189          (5,131)
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ......................            1,444,360          189,224      (1,626,551)     (2,155,692)
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            1,704,920          191,331         827,098        (881,600)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......              191,331               -        9,690,046      10,571,646
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............            1,896,251          191,331      10,517,144       9,690,046
                                                          =============   ==============  ==============  ==============

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    ACTCIntlGr                      ACTCUltra
                                                          ------------------------------  ------------------------------
                                                                1997            1996           1997            1996
                                                          --------------- --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................      $        1,451              -            4,160              -
Mortality, expense and administration
  charges (note 2) .................................              (7,272)         (5,767)       (122,017)        (71,928)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ..........................              (5,821)         (5,767)       (117,857)        (71,928)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ..............             411,368         425,002       1,635,447         706,950
Cost of mutual fund shares sold ....................            (361,201)       (404,052)     (1,055,134)       (499,670)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ..............              50,167          20,950         580,313         207,280
Change in unrealized gain (loss) on investments ....             (27,035)        (19,547)       (936,614)         90,742
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...................              23,132           1,403        (356,301)        298,022
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ...........................              65,811          51,779       2,211,772         411,800
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............              83,122          47,415       1,737,614         637,894
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................             154,962         185,670       3,371,633       3,378,867
Transfers between funds ............................             (81,095)        (28,602)       (589,520)        447,098
Redemptions ........................................            (151,902)         (3,375)       (729,493)       (392,197)
Annuity benefits ...................................                  -               -               -               -
Annual contract maintenance charge (note 2) ........                (269)           (161)         (7,543)         (3,604)
Contingent deferred sales charges (note 2) .........              (6,228)           (145)        (23,504)        (15,448)
Adjustments to maintain reserves ...................                 (16)           (135)             96           1,318
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ........................             (84,548)        153,252       2,021,669       3,416,034
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............              (1,426)        200,667       3,759,283       4,053,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........             499,994         299,327       7,329,827       3,275,899
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............      $      498,568         499,994      11,089,110       7,329,827
                                                          ==============  ==============  ==============  ==============


                                                                      DeHYBd                         DryABds
                                                          ------------------------------  ------------------------------
                                                               1997             1996           1997            1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................            116,418           85,291         109,727          73,586
Mortality, expense and administration
  charges (note 2) .................................            (16,476)         (11,099)        (23,480)        (15,178)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ..........................             99,942           74,192          86,247          58,408
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ..............            192,668          264,389         870,811         288,783
Cost of mutual fund shares sold ....................           (185,268)        (297,932)       (874,737)       (273,418)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ..............              7,400          (33,543)         (3,926)         15,365
Change in unrealized gain (loss) on investments ....             43,399           48,108          38,180         (28,436)
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ...................             50,799           14,565          34,254         (13,071)
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ...........................                 -                -           21,033              -
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............            150,741           88,757         141,534          45,337
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................            236,070          229,635         592,080       1,339,139
Transfers between funds ............................            143,298         (148,730)       (506,273)            935
Redemptions ........................................           (144,393)         (10,114)       (228,961)       (102,373)
Annuity benefits ...................................                 -                -               -               -
Annual contract maintenance charge (note 2) ........               (393)            (262)         (1,091)           (321)
Contingent deferred sales charges (note 2) .........             (3,311)            (193)         (3,508)         (1,874)
Adjustments to maintain reserves ...................                 20             (215)              6             340
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ........................            231,291           70,121        (147,747)      1,235,846
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............            382,032          158,878          (6,213)      1,281,183
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........            958,214          799,336       1,854,654         573,471
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............          1,340,246          958,214       1,848,441       1,854,654
                                                          =============   ==============  ==============  ==============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      Dry500Ix                      Dry3dCen
                                                           ------------------------------  ------------------------------
                                                                1997             1996            1997           1996
                                                           --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................      $       76,946          53,154           1,186             571
Mortality, expense and administration
  charges (note 2) ..................................             (65,774)        (22,204)         (7,462)         (2,808)
                                                           --------------  --------------  --------------  --------------
  Net investment activity ...........................              11,172          30,950          (6,276)         (2,237)
                                                           --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............           2,535,120       1,229,204         479,349          95,093
Cost of mutual fund shares sold .....................          (2,054,865)     (1,059,622)       (427,821)        (76,566)
                                                           --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............             480,255         169,582          51,528          18,527
Change in unrealized gain (loss) on investments .....             604,315          64,429          39,050         (16,879)
                                                           --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................           1,084,570         234,011          90,578           1,648
                                                           --------------  --------------  --------------  --------------
Reinvested capital gains ............................             117,343          93,693          53,383          39,845
                                                           --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............           1,213,085         358,654         137,685          39,256
                                                           --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................           1,991,411       1,713,219         338,691         112,512
Transfers between funds .............................           1,332,333         776,445          41,154          32,794
Redemptions .........................................            (182,233)        (48,257)       (125,882)         (8,148)
Annuity benefits ....................................                  -               -               -               -
Annual contract maintenance charge (note 2) .........              (2,126)           (481)           (358)           (235)
Contingent deferred sales charges (note 2) ..........              (2,808)         (1,927)         (3,494)           (242)
Adjustments to maintain reserves ....................                 420              48              33               6
                                                           --------------  --------------  --------------  --------------
    Net equity transactions .........................           3,136,997       2,439,047         250,144         136,687
                                                           --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............           4,350,082       2,797,701         387,829         175,943
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........           3,281,068         483,367         333,644         157,701
                                                           --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      $    7,631,150       3,281,068         721,473         333,644
                                                           -=============  ==============  ==============  ==============


                                                                      EvIncGro                        FeDBdFd
                                                           ------------------------------  ------------------------------
                                                                 1997           1996             1997           1996
                                                           -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................             46,100           43,829          21,641           1,179
Mortality, expense and administration
  charges (note 2) ..................................            (12,752)         (10,732)         (3,878)           (168)
                                                           -------------   --------------  --------------  --------------
  Net investment activity ...........................             33,348           33,097          17,763           1,011
                                                           -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............            124,635           90,034          36,495             228
Cost of mutual fund shares sold .....................           (118,286)         (91,449)        (36,293)           (227)
                                                           -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............              6,349           (1,415)            202               1
Change in unrealized gain (loss) on investments .....            103,540           58,637          11,825            (893)
                                                           -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................            109,889           57,222          12,027            (892)
                                                           -------------   --------------  --------------  --------------
Reinvested capital gains ............................             68,181               -               -               -
                                                           -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............            211,418           90,319          29,790             119
                                                           -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................             60,014           68,887          42,403          10,437
Transfers between funds .............................            (27,145)           9,067         206,842          89,302
Redemptions .........................................            (50,285)         (16,005)         (7,402)             -
Annuity benefits ....................................                 -                -               -               -
Annual contract maintenance charge (note 2) .........               (423)            (376)            (21)             (3)
Contingent deferred sales charges (note 2) ..........             (1,158)            (404)             -               -
Adjustments to maintain reserves ....................                 10               26              (6)             39
                                                           -------------   --------------  --------------  --------------
    Net equity transactions .........................            (18,987)          61,195         241,816          99,775
                                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............            192,431          151,514         271,606          99,894
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........            917,150          765,636          99,894              -
                                                           -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............          1,109,581          917,150         371,500          99,894
                                                           =============   ==============  ==============  ==============

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                       FABal                         FAEqInc
                                                          ------------------------------  ------------------------------
                                                                1997           1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................     $        3,087             424           9,331           4,675
Mortality, expense and administration
  charges (note 2) ..................................             (1,279)           (137)        (12,553)         (3,469)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................              1,808             287          (3,222)          1,206
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............             20,257          14,622         146,787          82,721
Cost of mutual fund shares sold .....................            (18,774)        (15,104)       (121,404)        (81,561)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............              1,483            (482)         25,383           1,160
Change in unrealized gain (loss) on investments .....              2,888             258         113,836          26,654
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................              4,371            (224)        139,219          27,814
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................              9,912             190          67,192          17,689
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............             16,091             253         203,189          46,709
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................            115,578          28,643         197,077         346,990
Transfers between funds .............................             23,256             949         169,371         291,300
Redemptions .........................................             (8,828)             -          (41,115)         (1,480)
Annuity benefits ....................................                 -               -               -               -
Annual contract maintenance charge (note 2) .........                (76)             -             (369)            (20)
Contingent deferred sales charges (note 2) ..........               (348)             -           (1,252)            (19)
Adjustments to maintain reserves ....................                (26)             (4)             23              16
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................            129,556          29,588         323,735         636,787
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............            145,647          29,841         526,924         683,496
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........             29,841              -          683,496              -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $      175,488          29,841       1,210,420         683,496
                                                          -==============  ==============  ==============  ==============



                                                                     FAGrOpp                          FAHiYld
                                                          ------------------------------  ------------------------------
                                                               1997             1996           1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................            48,467           31,619         148,014          49,036
Mortality, expense and administration
  charges (note 2) ..................................           (46,701)         (11,429)        (20,450)         (6,363)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ...........................             1,766           20,190         127,564          42,673
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............         1,220,774          259,241         321,627         411,083
Cost of mutual fund shares sold .....................          (997,920)        (242,540)       (303,939)       (411,934)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............           222,854           16,701          17,688            (851)
Change in unrealized gain (loss) on investments .....           375,374           48,453           5,965           6,328
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................           598,228           65,154          23,653           5,477
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ............................           246,460           84,317          51,990           3,761
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............           846,454          169,661         203,207          51,911
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................         1,354,651        1,166,900         743,205         549,115
Transfers between funds .............................           633,126          825,046         829,565         205,361
Redemptions .........................................          (155,973)         (33,117)        (78,562)         (8,317)
Annuity benefits ....................................                -                -               -               -
Annual contract maintenance charge (note 2) .........            (1,594)            (200)           (449)           (157)
Contingent deferred sales charges (note 2) ..........            (4,894)          (1,783)         (1,423)           (302)
Adjustments to maintain reserves ....................                78               37            (337)           (119)
                                                          -------------   --------------  --------------  --------------
    Net equity transactions .........................         1,825,394        1,956,883       1,491,999         745,581
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         2,671,848        2,126,544       1,695,206         797,492
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........         2,126,544               -          797,492              -
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............         4,798,392        2,126,544       2,492,698         797,492
                                                          =============   ==============  ==============  ==============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                         FidAsMgr                        FidCapInc
                                                              ------------------------------  ------------------------------
                                                                   1997             1996            1997           1996
                                                              --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................         $      110,938         103,229          87,131         108,809
Mortality, expense and administration
  charges (note 2) ..................................                (42,804)        (34,887)        (15,505)        (16,861)
                                                              --------------  --------------  --------------  --------------
  Net investment activity ...........................                 68,134          68,342          71,626          91,948
                                                              --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............                821,473         529,976         119,208         340,631
Cost of mutual fund shares sold .....................               (677,732)       (477,442)       (102,280)       (256,941)
                                                              --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............                143,741          52,534          16,928          83,690
Change in unrealized gain (loss) on investments .....                197,082          47,147          66,754         (55,028)
                                                              --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................                340,823          99,681          83,682          28,662
                                                              --------------  --------------  --------------  --------------
Reinvested capital gains ............................                205,712         130,557              -               -
                                                              --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............                614,669         298,580         155,308         120,610
                                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................                634,370         906,115              -              892
Transfers between funds .............................               (301,774)       (238,183)         (2,573)        (19,968)
Redemptions .........................................               (313,159)       (137,123)        (97,708)       (280,462)
Annuity benefits ....................................                     -               -           (1,097)         (1,021)
Annual contract maintenance charge (note 2) .........                 (2,060)         (1,359)         (2,112)         (2,622)
Contingent deferred sales charges (note 2) ..........                 (8,276)         (4,221)           (281)           (714)
Adjustments to maintain reserves ....................                     43             (48)           (550)            324
                                                              --------------  --------------  --------------  --------------
    Net equity transactions .........................                  9,144         525,181        (104,321)       (303,571)
                                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............                623,813         823,761          50,987        (182,961)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........              3,044,221       2,220,460       1,238,341       1,421,302
                                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............         $    3,668,034       3,044,221       1,289,328       1,238,341
                                                              -=============  ==============  ==============  ==============



                                                                        FidEqInc                         FidMgln
                                                              ------------------------------  ------------------------------
                                                                   1997            1996            1997            1996
                                                              -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................               309,641          334,251         180,615         145,843
Mortality, expense and administration
  charges (note 2) ..................................              (206,648)        (176,134)       (171,071)       (137,518)
                                                              -------------   --------------  --------------  --------------
  Net investment activity ...........................               102,993          158,117           9,544           8,325
                                                              -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............             2,893,495        2,793,431       2,718,430       3,331,197
Cost of mutual fund shares sold .....................            (1,851,804)      (1,765,517)     (2,272,279)     (2,829,565)
                                                              -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............             1,041,691        1,027,914         446,151         501,632
Change in unrealized gain (loss) on investments .....             2,069,323          635,621       1,660,947        (964,298)
                                                              -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................             3,111,014        1,663,535       2,107,098        (462,666)
                                                              -------------   --------------  --------------  --------------
Reinvested capital gains ............................               658,912          593,489         753,138       1,520,319
                                                              -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............             3,872,919        2,415,141       2,869,780       1,065,978
                                                              -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................             1,025,601        1,125,283       2,893,931       4,354,101
Transfers between funds .............................                20,535          514,925      (1,898,187)     (2,225,713)
Redemptions .........................................            (1,703,965)      (1,981,946)       (939,188)       (584,278)
Annuity benefits ....................................                (3,737)          (3,044)             -               -
Annual contract maintenance charge (note 2) .........               (16,868)         (16,817)        (12,358)         (8,079)
Contingent deferred sales charges (note 2) ..........               (14,857)         (11,964)        (27,286)        (20,796)
Adjustments to maintain reserves ....................                   293              474             349           1,683
                                                              -------------   --------------  --------------  --------------
    Net equity transactions .........................              (692,998)        (373,089)         17,261       1,516,918
                                                              -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............             3,179,921        2,042,052       2,887,041       2,582,896
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........            14,264,105       12,222,053      11,693,771       9,110,875
                                                              -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............            17,444,026       14,264,105      14,580,812      11,693,771
                                                              =============   ==============  ==============  ==============

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                            FiDPurtn                           FidVIPHI
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997             1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $    361,432          227,708           18,061           33,607
Mortality, expense and administration
  charges (note 2) ............................        (129,814)         (81,242)          (3,314)          (4,459)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................         231,618          146,466           14,747           29,148
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........       1,265,875          900,439           39,981          220,128
Cost of mutual fund shares sold ...............      (1,040,109)        (824,408)         (37,078)        (219,606)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........         225,766           76,031            2,903              522
Change in unrealized gain (loss) on investments         821,043           55,936           20,298            4,464
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............       1,046,809          131,967           23,201            4,986
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................         536,381          570,984            2,232            6,575
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       1,814,808          849,417           40,180           40,709
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................       3,077,343        3,171,521             --               --
Transfers between funds .......................        (390,612)        (290,667)          (4,194)        (129,328)
Redemptions ...................................        (414,158)        (274,189)         (32,145)         (85,944)
Annuity benefits ..............................            --               --               --               --
Annual contract maintenance charge (note 2) ...          (6,296)          (3,644)            (222)            (335)
Contingent deferred sales charges (note 2) ....         (12,075)          (7,982)             (95)             (65)
Adjustments to maintain reserves ..............             105              794             (196)               6
                                                   ------------     ------------     ------------     ------------
    Net equity transactions....................       2,254,307        2,595,833          (36,852)        (215,666)
                                                   ------------     ------------     ------------     ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........       4,069,115        3,445,250            3,328         (174,957)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       7,789,644        4,344,394          269,844          444,801
                                                   ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..........    $ 11,858,759        7,789,644          273,172          269,844
                                                   ============     ============     ============     ============




                                                               JanFund                          Jan20Fd
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997              1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................          26,556           12,161           16,202           18,788
Mortality, expense and administration
  charges (note 2) ............................         (36,518)          (9,962)         (64,389)         (28,235)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................          (9,962)           2,199          (48,187)          (9,447)
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........         441,921           89,607        2,411,435          497,240
Cost of mutual fund shares sold ...............        (403,087)         (76,986)      (2,113,928)        (390,729)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........          38,834           12,621          297,507          106,511
Change in unrealized gain (loss) on investments         (64,982)         (70,542)         127,847         (186,194)
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............         (26,148)         (57,921)         425,354          (79,683)
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................         543,614          170,001          734,575          549,938
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         507,504          114,279        1,111,742          460,808
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................       1,003,807          803,970        1,839,757        1,262,560
Transfers between funds .......................         441,173          702,464          185,607          688,287
Redemptions ...................................        (111,066)         (11,138)        (607,222)        (139,312)
Annuity benefits ..............................              --               --               --               --
Annual contract maintenance charge (note 2) ...          (1,046)            (108)          (2,887)          (1,303)
Contingent deferred sales charges (note 2) ....          (1,859)            (382)         (17,382)          (3,587)
Adjustments to maintain reserves ..............               5               31               80            2,093
                                                   ------------     ------------     ------------     ------------
    Net equity transactions....................       1,331,014        1,494,837        1,397,953        1,808,738
                                                   ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       1,838,518        1,609,116        2,509,695        2,269,546
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       1,609,116             --          3,399,604        1,130,058
                                                   ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       3,447,634        1,609,116        5,909,299        3,399,604
                                                   ============     ============     ============     ============



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             JanWrldwde                         MFSWdGvt
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997             1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $   19,023            1,937           29,388           22,183

Mortality, expense and administration                 (31,612)            (725)         (11,467)         (14,487)
  charges (note 2) ............................    ----------       ----------       ----------       ----------
                                                      (12,589)           1,212           17,921            7,696
  Net investment activity .....................    ----------       ----------       ----------       ----------

                                                      584,448          158,261          436,153          342,660
Proceeds from mutual fund shares sold .........      (530,660)        (157,152)        (460,939)        (381,186)
Cost of mutual fund shares sold ...............    ----------       ----------       ----------       ----------
                                                       53,788            1,109          (24,786)         (38,526)
  Realized gain (loss) on investments .........       (29,732)         (23,496)         (14,028)          64,504
Change in unrealized gain (loss) on investments    ----------       ----------       ----------       ----------
                                                       24,056          (22,387)         (38,814)          25,978
  Net gain (loss) on investments ..............    ----------       ----------       ----------       ----------
                                                      252,002           25,819            3,807            6,033
Reinvested capital gains ......................    ----------       ----------       ----------       ----------

    Net increase (decrease) in contract owners'       263,469            4,644          (17,086)          39,707
      equity resulting from operations ........    ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                   1,462,110          118,957           35,762          115,330
Transfers between funds .......................     1,864,319          341,828         (134,039)        (165,073)
Redemptions ...................................       (78,572)            --           (161,551)        (159,881)
Annuity benefits ..............................          --               --             (2,597)          (2,645)
Annual contract maintenance charge (note 2) ...          (773)              (3)          (1,293)          (1,872)
Contingent deferred sales charges (note 2) ....        (1,044)            --             (1,956)            (655)
Adjustments to maintain reserves ..............          (145)            (119)             156               21
                                                   ----------       ----------       ----------       ----------
    Net equity transactions....................     3,245,895          460,663         (265,518)        (214,775)
                                                   ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     3,509,364          465,307         (282,604)        (175,068)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       465,307             --          1,044,393        1,219,461
                                                   ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $3,974,671          465,307          761,789        1,044,393
                                                   ==========       ==========       ==========       ==========




                                                               NWBdFd                           NWFund
                                                   -----------------------------     ----------------------------
                                                       1997             1996             1997              1996
                                                   ------------     ------------     ------------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................        99,663          101,205           42,568           36,818

Mortality, expense and administration                 (20,516)         (20,217)         (43,646)         (27,690)
  charges (note 2) ............................    ----------       ----------       ----------       ----------
                                                       79,147           80,988           (1,078)           9,128
  Net investment activity .....................    ----------       ----------       ----------       ----------

                                                      485,789          340,199          422,079          138,210
Proceeds from mutual fund shares sold .........      (527,157)        (353,001)        (247,136)         (88,454)
Cost of mutual fund shares sold ...............    ----------       ----------       ----------       ----------
                                                      (41,368)         (12,802)         174,943           49,756
  Realized gain (loss) on investments .........        78,384          (55,076)         627,149          213,562
Change in unrealized gain (loss) on investments    ----------       ----------       ----------       ----------
                                                       37,016          (67,878)         802,092          263,318
  Net gain (loss) on investments ..............    ----------       ----------       ----------       ----------
                                                         --               --            218,982          149,374
Reinvested capital gains ......................    ----------       ----------       ----------       ----------

    Net increase (decrease) in contract owners'       116,163           13,110        1,019,996          421,820
      equity resulting from operations ........    ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                     218,598          385,228          613,432          168,174
Transfers between funds .......................      (104,705)        (245,517)         548,513          118,657
Redemptions ...................................      (130,239)         (27,871)        (165,231)          (6,221)
Annuity benefits ..............................          (203)            (200)          (1,292)          (1,007)
Annual contract maintenance charge (note 2) ...        (1,055)            (961)          (1,864)          (1,455)
Contingent deferred sales charges (note 2) ....        (2,203)            (233)            (600)            (224)
Adjustments to maintain reserves ..............             8                9           (1,053)             294
                                                   ----------       ----------       ----------       ----------
    Net equity transactions....................       (19,799)         110,455          991,905          278,218
                                                   ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        96,364          123,565        2,011,901          700,038
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     1,616,821        1,493,256        2,488,829        1,788,791
                                                   ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     1,713,185        1,616,821        4,500,730        2,488,829
                                                   ==========       ==========       ==========       ==========


                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                               NWGroFd                           NWMyMkt
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997             1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $    31,889          37,290           427,521         399,919

Mortality, expense and administration                  (53,875)        (44,458)         (111,984)       (108,268)
  charges (note 2) ............................    -----------     -----------       -----------     -----------
                                                       (21,986)         (7,168)          315,537         291,651
  Net investment activity .....................    -----------     -----------       -----------     -----------

                                                       615,042         595,060        14,140,604      10,486,315
Proceeds from mutual fund shares sold .........       (367,660)       (396,338)      (14,140,604)    (10,486,315)
Cost of mutual fund shares sold ...............    -----------     -----------       -----------     -----------
                                                       247,382         198,722              --              --
  Realized gain (loss) on investments .........        124,155          51,672              --              --
Change in unrealized gain (loss) on investments    -----------     -----------       -----------     -----------
                                                       371,537         250,394              --              --
  Net gain (loss) on investments ..............    -----------     -----------       -----------     -----------
                                                       533,665         242,965              --              --
Reinvested capital gains ......................    -----------     -----------       -----------     -----------

    Net increase (decrease) in contract owners'        883,216         486,191           315,537         291,651
      equity resulting from operations ........    -----------     -----------       -----------     -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                      163,823         234,644         4,503,576       4,557,491
Transfers between funds .......................          2,896         156,837        (3,008,782)     (4,773,897)
Redemptions ...................................       (318,735)       (406,105)       (1,686,416)     (1,642,884)
Annuity benefits ..............................         (1,330)         (1,115)           (1,551)         (1,548)
Annual contract maintenance charge (note 2) ...         (2,546)         (2,353)           (7,909)         (7,524)
Contingent deferred sales charges (note 2) ....         (4,373)         (2,588)          (24,598)        (12,111)
Adjustments to maintain reserves ..............            396             341               309            (112)
                                                   -----------     -----------       -----------     -----------
    Net equity transactions....................       (159,869)        (20,339)         (225,371)     (1,880,585)
                                                   -----------     -----------       -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        723,347         465,852            90,166      (1,588,934)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      3,683,392       3,217,540         7,675,384       9,264,318
                                                   -----------     -----------       -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $ 4,406,739       3,683,392         7,765,550       7,675,384
                                                   ===========     ===========       ===========     ===========



                                                              NWUSGvt                            NBGuard
                                                   -----------------------------     ----------------------------
                                                       1997             1996             1997              1996
                                                   ------------     ------------     ------------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................          2,659              596          43,637          44,627

Mortality, expense and administration                     (600)            (133)        (90,339)        (45,782
  charges (note 2) ............................    -----------      -----------     -----------     -----------
                                                         2,059              463         (46,702)         (1,155
  Net investment activity .....................    -----------      -----------     -----------     -----------

                                                        49,603            2,308         852,547         413,254
Proceeds from mutual fund shares sold .........        (49,605)          (2,295)       (629,818)       (316,770
Cost of mutual fund shares sold ...............    -----------      -----------     -----------     -----------
                                                            (2)              13         222,729          96,484
  Realized gain (loss) on investments .........          1,852               48        (237,797)        272,403
Change in unrealized gain (loss) on investments    -----------      -----------     -----------     -----------
                                                         1,850               61         (15,068)        368,887
  Net gain (loss) on investments ..............    -----------      -----------     -----------     -----------
                                                          --               --         1,010,701         239,815
Reinvested capital gains ......................    -----------      -----------     -----------     -----------

    Net increase (decrease) in contract owners'          3,909              524         948,931         607,547
      equity resulting from operations ........    -----------      -----------     -----------     -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                       34,673            3,097       1,854,345       2,567,921
Transfers between funds .......................        (23,833)          62,393          13,046         432,199
Redemptions ...................................         (5,095)            (218)       (394,887)       (124,328
Annuity benefits ..............................           --               --              --              --
Annual contract maintenance charge (note 2) ...            (40)              (6)         (3,499)         (1,188
Contingent deferred sales charges (note 2) ....           (238)            --            (9,677)         (4,314
Adjustments to maintain reserves ..............             (6)            --                88             440
                                                   -----------      -----------     -----------     -----------
    Net equity transactions....................          5,461           65,266       1,459,416       2,870,730
                                                   -----------      -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          9,370           65,790       2,408,347       3,478,277
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         65,790             --         5,226,228       1,747,951
                                                   -----------      -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         75,160           65,790       7,634,575       5,226,228
                                                   ===========      ===========     ===========     ===========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                               NBLtdMat                            NBPartFd
                                                      ----------------------------        ----------------------------
                                                         1997              1996              1997              1996
                                                      ----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................  $   51,322            64,419            42,968            32,492
Mortality, expense and administration
  charges (note 2) .................................     (10,612)          (13,935)          (75,592)          (32,837)
                                                      ----------        ----------        ----------        ----------
  Net investment activity ..........................      40,710            50,484           (32,624)             (345)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold ..............     512,384           907,042           893,439           234,164
Cost of mutual fund shares sold ....................    (510,665)         (904,453)         (640,676)         (193,062)
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments ..............       1,719             2,589           252,763            41,102
Change in unrealized gain (loss) on investments ....       1,619           (16,333)         (202,544)          214,725
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments ...................       3,338           (13,744)           50,219           255,827
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains ...........................          --                --         1,320,713           385,470
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............      44,048            36,740         1,338,308           640,952
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................     352,479           456,997         1,735,386         1,605,433
Transfers between funds ............................    (302,390)         (105,744)          616,650           889,496
Redemptions ........................................    (126,409)         (531,646)         (393,918)          (82,839)
Annuity benefits                                              --                --                --                --
Annual contract maintenance charge (note 2) ........        (256)             (230)           (3,385)           (1,688)
Contingent deferred sales charges (note 2) .........      (3,195)          (22,311)          (12,603)           (3,238)
Adjustments to maintain reserves ...................          (2)             (302)               (5)            1,265
                                                      ----------        ----------        ----------        ----------
    Net equity transactions ........................     (79,773)         (203,236)        1,942,125         2,408,429
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............     (35,725)         (166,496)        3,280,433         3,049,381
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........     820,873           987,369         4,146,403         1,097,022
                                                      ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............  $  785,148           820,873         7,426,836         4,146,403
                                                      ==========        ==========        ==========        ==========


                                                                       OppGlob                            PhxBalFd
                                                             ----------------------------        ----------------------------
                                                                1997              1996              1997              1996
                                                             ----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................................      96,072            52,770            15,090            13,623
Mortality, expense and administration
  charges (note 2) ........................................     (65,639)          (43,092)           (7,320)           (6,272)
                                                             ----------        ----------        ----------        ----------
  Net investment activity .................................      30,433             9,678             7,770             7,351
                                                             ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold .....................   1,614,192           472,608           215,973           227,295
Cost of mutual fund shares sold ...........................  (1,233,355)         (455,144)         (218,348)         (206,471)
                                                             ----------        ----------        ----------        ----------
  Realized gain (loss) on investments .....................     380,837            17,464            (2,375)           20,824
Change in unrealized gain (loss) on investments ...........    (186,375)          328,475            (8,166)          (44,493)
                                                             ----------        ----------        ----------        ----------
  Net gain (loss) on investments ..........................     194,462           345,939           (10,541)          (23,669)
                                                             ----------        ----------        ----------        ----------
Reinvested capital gains ..................................     665,438           137,384            93,626            55,938
                                                             ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ....................     890,333           493,001            90,855            39,620
                                                             ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .........................................   1,205,785         1,385,557           213,816           301,358
Transfers between funds ...................................     (95,415)          (94,161)         (146,863)          (37,418)
Redemptions ...............................................    (404,533)         (158,963)          (24,836)          (40,155)
Annuity benefits ..........................................          --                --                --                --
Annual contract maintenance charge (note 2) ...............      (3,916)           (2,538)             (292)              (96)
Contingent deferred sales charges (note 2) ................     (13,137)           (6,142)           (1,026)           (1,719)
Adjustments to maintain reserves ..........................          76                85                --                (3)
                                                             ----------        ----------        ----------        ----------
    Net equity transactions ...............................     688,860         1,123,838            40,799           221,967
                                                             ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....................   1,579,193         1,616,839           131,654           261,587
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...............   4,116,589         2,499,750           532,110           270,523
                                                             ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....................   5,695,782         4,116,589           663,764           532,110
                                                             ==========        ==========        ==========        ==========

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                         StTotRet                    TemForFd                     WPEmGro
                                                 -------------------------   -------------------------   -------------------------
                                                    1997          1996          1997          1996          1997          1996
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $     9,509        13,647       141,805        80,441            --            --
Mortality, expense and administration
  charges (note 2) ............................      (18,949)      (11,311)      (59,161)      (28,515)      (49,041)      (15,475)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Net investment activity .....................       (9,440)        2,336        82,644        51,926       (49,041)      (15,475)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Proceeds from mutual fund shares sold .........      383,941       273,516       662,819       199,143     1,065,213       378,440
Cost of mutual fund shares sold ...............     (343,668)     (217,249)     (572,838)     (178,360)     (995,193)     (364,174)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Realized gain (loss) on investments .........       40,273        56,267        89,981        20,783        70,020        14,266
Change in unrealized gain (loss) on investments      (72,806)     (104,974)     (364,660)      217,950       399,868        64,015
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Net gain (loss) on investments ..............      (32,533)      (48,707)     (274,679)      238,733       469,888        78,281
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Reinvested capital gains ......................      333,588       157,730       373,056        49,305       263,613         6,092
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      291,615       111,359       181,021       339,964       684,460        68,898
                                                 -----------   -----------   -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      396,146       248,080     1,244,024     1,679,003     1,083,873     1,557,725
Transfers between funds .......................       39,129       120,833       175,787       705,535        57,962     1,387,551
Redemptions ...................................     (178,732)      (24,476)     (209,477)      (45,681)     (298,254)      (48,828)
Annuity benefits ..............................           --            --            --            --            --            --
Annual contract maintenance charge (note 2) ...         (635)         (400)       (2,245)         (786)       (1,806)         (277)
Contingent deferred sales charges (note 2) ....       (4,415)         (626)       (6,278)       (1,257)      (10,397)         (546)
Adjustments to maintain reserves ..............          161            22           (47)           71            (4)         (184)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    Net equity transactions ...................      251,654       343,433     1,201,764     2,336,885       831,374     2,895,441
                                                 -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      543,269       454,792     1,382,785     2,676,849     1,515,834     2,964,339
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...    1,069,747       614,955     3,443,499       766,650     2,964,339            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $ 1,613,016     1,069,747     4,826,284     3,443,499     4,480,173     2,964,339
                                                 ===========   ===========   ===========   ===========   ===========   ===========


See accompanying notes to financial statements.

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996





(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)
                (formerly Twentieth Century Investors, Inc. - U.S. Governments Short-Term (TCUSGvt))

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)
                (formerly Twentieth Century Investors, Inc. - Growth Investors (TCGroInv))

              American Century: Twentieth Century International Growth Fund
                (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc.- International Equity (TCIntlEq))

              American Century: Twentieth Century Ultra Fund (ACTCUltra)
                (formerly Twentieth Century Investors, Inc. - Ultra Investors (TCUltra))

              Delaware Group Delchester High-Yield Bond Fund, Inc. -

                Delchester Fund Institutional Class (DeHYBd)

              Dreyfus A Bonds Plus, Inc. (DryABds)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y (EvTotRet))

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                 Class F (FedBdFd)

              Fidelity Advisor Balanced Fund - Class T (FABal)
                (formerly Fidelity Advisor Income & Growth Fund - Class T (FAIncGr))

              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)

              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity Puritan(R) Fund (FidPurtn)

              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP); Fidelity VIP - High Income Portfolio (FidVIPHI) (not available for additional purchase payments or exchanges after December 1, 1993)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an
                affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund
               (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) U.S. Government Income Fund (NWUSGvt)
               (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

              Neuberger & Berman Partners Fund (NBPartFd)

              Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix Balanced Fund Series - Class A (PhxBalFd)

              Strong Total Return Fund, Inc. (StTotRet)

              Templeton Foreign Fund - Class I (TemForFd)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.


                                                                                                            ANNUAL
     Contract owners' equity represented by:                 UNITS         UNIT VALUE                       RETURN
                                                            -------        ----------                       -------
       Contracts in accumulation phase:

         American Century: Benham
         Short-Term Government Fund:
            Tax qualified                                    138,808       $ 21.986961  $ 3,051,966            5%

         American Century: Income & Growth Fund:
            Tax qualified                                    135,424         14.002308    1,896,249           33%

         American Century: Twentieth Century
         Growth Fund:
            Tax qualified                                    158,492         65.572069   10,392,648           28%

         American Century: Twentieth Century
         International Growth Fund:
            Tax qualified                                     31,799         15.678789      498,570           18%

         American Century: Twentieth Century
         Ultra Fund:
            Tax qualified                                    660,821         16.780808   11,089,110           22%

         Delaware Group Delchester High-Yield
         Bond Fund, Inc. - Delchester Fund
         Institutional Class:
            Tax qualified                                     87,319         15.348845    1,340,246           13%

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified                                    156,006         11.848519    1,848,440            8%

         Dreyfus S&P 500 Index Fund:
            Tax qualified                                    332,923         22.921661    7,631,148           31%

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified                                     35,892         20.101260      721,474           28%

         Evergreen Income and Growth
         Fund - Class Y:
            Tax qualified                                     63,791         17.394044    1,109,583           24%

         Federated Investment Series Funds, Inc.  -
         Federated Bond Fund - Class F:
            Tax qualified                                     33,538         11.076983      371,500            9%

         Fidelity Advisor Balanced Fund - Class T:
            Tax qualified                                     13,345         13.150098      175,488           21%

         Fidelity Advisor Equity Income
         Fund - Class T:
            Tax qualified                                     84,318         14.355400    1,210,419           24%

         Fidelity Advisor Growth Opportunities
         Fund - Class T:
            Tax qualified                                    315,184         15.224094    4,798,391           27%

                                                                     (Continued)


         Fidelity Advisor High Yield Fund - Class T:
            Tax qualified                                    195,236         12.767617    2,492,698           14%

         Fidelity Asset Manager(TM):
            Tax qualified                                    244,272         15.016191    3,668,035           21%

         Fidelity Capital & Income Fund:
            Tax qualified                                     27,378         46.743425    1,279,741           13%

         Fidelity Equity-Income Fund:
            Tax qualified                                    245,733         70.928467   17,429,465           28%

         Fidelity Magellan(R) Fund:
            Tax qualified                                    655,202         22.253917   14,580,811           25%

         Fidelity Puritan(R) Fund:
            Tax qualified                                    599,590         19.778111   11,858,758           21%

         Fidelity VIP - High Income Portfolio:
            Tax qualified                                     10,793         25.310146      273,172           16%

         Janus Fund:
            Tax qualified                                    235,485         14.640570    3,447,635           21%

         Janus Twenty Fund:
            Tax qualified                                    312,701         18.897600    5,909,298           28%

         Janus Worldwide Fund:
            Tax qualified                                    323,968         12.268712    3,974,670           19%

         MFS(R) World Governments Fund - Class A:
            Tax qualified                                     20,631         36.509244      753,222           (1)%

         Nationwide(R) Bond Fund:
            Tax qualified                                     41,735         40.827520    1,703,937            8%
            Non-tax qualified                                    176         40.652493        7,155            8%

         Nationwide(R) Fund:
            Tax qualified                                     45,672         97.524886    4,454,157           38%
            Non-tax qualified                                    314        101.582074       31,897           38%

         Nationwide(R) Growth Fund:
            Tax qualified                                     46,513         93.947252    4,369,769           25%
            Non-tax qualified                                    229         99.196488       22,716           25%

         Nationwide(R) Money Market Fund:
            Tax qualified - Pre 12/25/82                      43,632         25.582330    1,116,208            4%
            Tax qualified                                    325,458         20.316392    6,612,132            4%
            Non-tax qualified                                    844         25.744006       21,728            4%

         Nationwide(R) U.S. Government
         Income Fund:
            Tax qualified                                      6,737         11.156351       75,160            8%

         Neuberger & Berman Guardian Fund:
            Tax qualified                                    448,443         17.024633    7,634,577           16%

         Neuberger & Berman Limited Maturity
         Bond Fund:
            Tax qualified                                     67,262         11.672986      785,148            5%

         Neuberger & Berman Partners Fund:
            Tax qualified                                    312,513         23.764888      7,426,836           28%

         Oppenheimer Global Fund - Class A:
            Tax qualified                                    262,844         21.669822      5,695,783           20%

         Phoenix Balanced Fund Series - Class A:
            Tax qualified                                     46,629         14.235004        663,764           17%

         Strong Total Return Fund, Inc.:
            Tax qualified                                     78,495         20.549313      1,613,018           23%

         Templeton Foreign Fund - Class I:
            Tax qualified                                    354,769         13.604014      4,826,282            5%

         Warburg Pincus Emerging Growth
         Fund - Common Shares:
            Tax qualified                                    316,835         14.140391      4,480,171           20%
                                                             =======         =========

      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                     211,551
                                                                                         ------------
                                                                                         $163,554,726
                                                                                         ============


                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220

Bulk Rate
U.S. Postage
PAID
Columbus, Ohio
Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company